FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Narrative (Details) shares in Millions		12 Months Ended
	Jul. 23, 2024 USD ($) shares	Dec. 31, 2023 USD ($) investment	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		$ 148,998,000		$ 0
Number of investments in marketable equity securities | investment		2		0
Unrealized gain (loss) on marketable equity security		$ (300,000)	$ (20,300,000)
Available-for-sale marketable debt securities in a continuous unrealized loss position for longer than twelve months		0
Total upward adjustments to equity securities without readily determinable fair value				$ 31,400,000
Total downward adjustments to equity securities without readily determinable fair value				160,100,000
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt		$ 1,530,000,000		$ 1,490,000,000
Series E-2 Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock issued (in shares) | shares	4.5
Equity securities	$ 70,000,000